Asset Acquisitions (Acquired Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Building and Improvements | Minimum
Business Acquisition [Line Items]
Property and equipment, useful lives	3 years
Building and Improvements | Maximum
Business Acquisition [Line Items]
Property and equipment, useful lives	40 years
Furniture and Equipment | Minimum
Business Acquisition [Line Items]
Property and equipment, useful lives	1 year
Furniture and Equipment | Maximum
Business Acquisition [Line Items]
Property and equipment, useful lives	10 years
Riverboats | Minimum
Business Acquisition [Line Items]
Property and equipment, useful lives	5 years
Riverboats | Maximum
Business Acquisition [Line Items]
Property and equipment, useful lives	40 years